BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS [Abstract]
Current	$ 1,258	$ 856
Non-current	358	1,026
Total	$ 1,616	$ 1,882